Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 6,389,839	$ 1,479,166	$ 1,790,203
Prepaid expenses & other current assets	76,440	7,995	50,000
Inventory	233,742	121,994
Total Current Assets	6,700,021	1,609,155	1,840,203
Fixed Assets, net of accumulated depreciation	6,644,490	3,763,332	21,265
Other Assets	188,701	529,863	370,600
TOTAL ASSETS	13,533,212	5,902,350	2,232,068
Current Liabilities
Accounts payable and accrued liabilities	712,260	804,138	101,245
Notes payable, net of discount		700,015
Contingent stock liability		677,000
Contingent warrant liability		585,000
Warrant liability	3,101,102
Total Current Liabilities	3,813,362	2,766,153	101,245
Going Concern (Note 1)
Commitments and Contingencies (Note 15)
Subsequent Event (Note 16)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 9,207,415 shares issued and outstanding at September 30, 2022 (5,187,062 shares issued and outstanding December 31, 2021)	922	519	460
Common stock subscription receivable		(32,500)
Additional paid-in capital	24,367,585	13,835,882	8,133,655
Accumulated other comprehensive loss	(190,863)
Accumulated deficit	(14,457,794)	(10,667,704)	(6,003,292)
Total Stockholders’ Equity	9,719,850	3,136,197	2,130,823
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 13,533,212	$ 5,902,350	$ 2,232,068